13F-HR
<SEQUENCE>1
<FILENAME>u49894e13fvhr.txt
FORM 13F HOLDING REPORT

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       12/31/10
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Clark Capital Management Group, Inc.
            ------------------------------------------
Address:    1650 Market Street, 53rd Fl
            ------------------------------------------
           Phila, PA 19103
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number: 28-
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorised to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Denise Williams
          --------------------------------------------
Title:    CCO
          --------------------------------------------
Phone:    215-569-2224
          --------------------------------------------

Signature, Place, and Date of Signing:

Denise Williams	       Philadelphia, PA                     	May 13, 2010
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Report Summary:


Number of Other Included Managers:            0
                                              -----------------------

Form 13F Information Table Entry Total:       118
                                              -----------------------

Form 13F Information Table Value Total:       143,505
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:  None

                                  13F SCHEDULE

                                                                                                                    COLUMN 8
       COLUMN 1          COLUMN 2      COLUMN 3    COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7      VOTING AUTHORITY
--------------------     --------     -----------  --------   --------------------   ----------   --------   -----------------------
                          TITLE                      VALUE    SHRS OR   SH/   PCT/   INVESTMENT    OTHER
   NAME OF ISSUER        OF CLASS        CUSIP     (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE     SHARED  NONE
--------------------     --------     -----------  --------   -------   ---   ----   ----------   --------   ---------  ------  ----
ABBOTT LABORATORIES	COM		002824100 	542	11,315	SH		SOLE		NONE			NONE
AFLAC INC		COM		001055102 	514	9,105	SH		SOLE		NONE			NONE
ALTRIA GROUP INC.	COM		02209S103 	369	15,000	SH		SOLE		NONE			NONE
APPLE COMPUTER		COM		037833100 	887	2,749	SH		SOLE		NONE			NONE
AT&T INC		COM		00206R102 	523	17,811	SH		SOLE		NONE			NONE
BANK OF MONTREAL	COM		063671101 	249	4,327	SH		SOLE		NONE			NONE
BANK OF NEW YORK MELLON	COM		064058100 	242	8,000	SH		SOLE		NONE			NONE
SPDR SER TST		BRCLYS YLD EFT	78464A417 	354	8,925	SH		SOLE		NONE			NONE
BCE INC.		COM		05534B760 	218	6,144	SH		SOLE		NONE			NONE
BERKSHIRE HATHAWAY INC 	COM		084670702 	484	6,045	SH		SOLE		NONE			NONE
BRISTOL MYERS SQUIBB CO	COM		110122108 	377	14,226	SH		SOLE		NONE			NONE
BUCKEYE PARTNERS - LP	COM		118230101 	1,047	15,670	SH		SOLE		NONE			NONE
CATERPILLAR INC		COM		149123101 	519	5,544	SH		SOLE		NONE			NONE
CHEVRON CORP		COM		166764100 	816	8,942	SH		SOLE		NONE			NONE
CHICAGO BRIDGE & IRON 	COM		167250109 	390	11,865	SH		SOLE		NONE			NONE
COCA-COLA COMPANY	COM		191216100 	544	8,267	SH		SOLE		NONE			NONE
CONOCOPHILLIPS		COM		20825C104 	416	6,113	SH		SOLE		NONE			NONE
SELECT SECTOR SPDR TR	SBI CONS DISCR	81369Y407 	201	5,381	SH		SOLE		NONE			NONE
CSX CORPORATION		COM		126408103 	525	8,133	SH		SOLE		NONE			NONE
CUMMINS ENGINE INC	COM		231021106 	502	4,560	SH		SOLE		NONE			NONE
DANAHER CORP		COM		235851102	255	5,400	SH		SOLE		NONE			NONE
DU PONT (E.I.) 		COM		263534109	1,023	20,500	SH		SOLE		NONE			NONE
EMC CORP 		COM		268648102	472	20,630	SH		SOLE		NONE			NONE
SELECT SECTOR SPDR TR	SBI INT-ENERGY	81369Y506 	789	11,557	SH		SOLE		NONE			NONE
EXPEDITORS INTL OF WASH	COM		302130109	239	4,385	SH		SOLE		NONE			NONE
EXXON MOBIL CORP	COM		30231G102 	1,381	18,885	SH		SOLE		NONE			NONE
FACTSET RESEARCH SYS	COM		303075105 	277	2,950	SH		SOLE		NONE			NONE
FIRST ISE GL COPPER IND	COM		33733J103 	335	7,653	SH		SOLE		NONE			NONE
FIRST TRUST DJ INTERNET	COM		33733E302 	1,069	31,152	SH		SOLE		NONE			NONE
FORD MOTOR CO		COM		345370860	253	15,050	SH		SOLE		NONE			NONE
FT ISE REVERE NATL GAS	COM		33734J102 	826	41,965	SH		SOLE		NONE			NONE
GENERAL ELECTRIC CO	COM		369604103 	802	43,847	SH		SOLE		NONE			NONE
GLOBAL X SILVER MINERS 	COM		37950E853 	354	13,058	SH		SOLE		NONE			NONE
SPDR GOLD TRUST		GOLD SHRS	78463V107 	384	2,765	SH		SOLE		NONE			NONE
GOOGLE INC CL A		COM		38259P508 	241	405	SH		SOLE		NONE			NONE
HEINZ HJ COMPANY	COM		423074103 	304	6,145	SH		SOLE		NONE			NONE
HEWLETT-PACKARD CO	COM		428236103 	269	6,393	SH		SOLE		NONE			NONE
INTEL CORP		COM		458140100 	317	15,050	SH		SOLE		NONE			NONE
INTL BUSINESS MACHINES 	COM		459200101 	779	5,310	SH		SOLE		NONE			NONE
ISHARES 		1-3 YEAR TRE	464287457 	320	3,805	SH		SOLE		NONE			NONE
ISHARES 		BRCLYS 7-10YR TR464287440 	1,762	18,785	SH		SOLE		NONE			NONE
ISHARES 		DJ US BASIC MAT	464287838 	2,255	29,116	SH		SOLE		NONE			NONE
ISHARES	 		DJ US OIL EQUIP 464288844 	2,762	49,008	SH		SOLE		NONE			NONE
ISHARES 		DJ US TECHNOLOGY464287721 	796	12,367	SH		SOLE		NONE			NONE
ISHARES 		DJ US TRANSP	464287192 	388	4,200	SH		SOLE		NONE			NONE
ISHARES 		IBOXX $ INV 	464287242 	4,403	40,603	SH		SOLE		NONE			NONE
ISHARES 		MSCI AUSTRALIA	464286103 	305	11,989	SH		SOLE		NONE			NONE
ISHARES 		MSCI CANADA	464286509 	2,102	67,822	SH		SOLE		NONE			NONE
ISHARES 		MSCI CHILE	464286640 	520	6,536	SH		SOLE		NONE			NONE
ISHARES 		MSCI ISRAEL	464286632 	1,656	27,371	SH		SOLE		NONE			NONE
ISHARES 		MSCI JAPAN	464286848	3,080	282,295	SH		SOLE		NONE			NONE
ISHARES 		MSCI MEXICO	464286822 	3,370	54,431	SH		SOLE		NONE			NONE
ISHARES 		MSCI PERU	464289842 	2,062	40,937	SH		SOLE		NONE			NONE
ISHARES 		MSCI SOUTH AFR	464286780 	1,951	26,129	SH		SOLE		NONE			NONE
ISHARES 		MSCI SOUTH KOREA464286772 	2,378	38,864	SH		SOLE		NONE			NONE
ISHARES 		MSCI SWEDEN	464286756 	2,001	64,058	SH		SOLE		NONE			NONE
ISHARES 		MSCI TAIWAN	464286731	2,334	149,416	SH		SOLE		NONE			NONE
ISHARES 		PHLX SOX SMICND	464287523 	1,200	21,540	SH		SOLE		NONE			NONE
ISHARES 		RUSSELL 2000	464287655 	6,035	77,139	SH		SOLE		NONE			NONE
ISHARES 		RUSSELL 2000 VL	464287630 	8,570	120,557	SH		SOLE		NONE			NONE
ISHARES 		RUSSELL MICROCA	464288869 	3,889	77,606	SH		SOLE		NONE			NONE
ISHARES 		RUSSELL MDCAP GR464287481 	4,129	72,941	SH		SOLE		NONE			NONE
ISHARES 		RUSSELL MDCAP IN464287499 	2,126	20,892	SH		SOLE		NONE			NONE
ISHARES 		RUSSELL IDCAP VL464287473 	3,772	83,794	SH		SOLE		NONE			NONE
ISHARES  		S&P GLOBAL IND	464288729 	264	4,903	SH		SOLE		NONE			NONE
ISHARES 		S&P GSSI MULTI 	464287531 	1,366	40,764	SH		SOLE		NONE			NONE
ISHARES 		S&P US PFD STK	464288687 	235	6,067	SH		SOLE		NONE			NONE
JANUS CAP GROUP INC	COM		47102X105 	365	28,118	SH		SOLE		NONE			NONE
JOHNSON & JOHNSON	COM		478160104 	300	4,847	SH		SOLE		NONE			NONE
JOHNSON CONTROLS INC	COM		478366107 	503	13,165	SH		SOLE		NONE			NONE
JP MORGAN CHASE & CO.	COM		46625H100 	272	6,411	SH		SOLE		NONE			NONE
KRAFT FOODS INC  CL A	COM		50075N104  	487	15,464	SH		SOLE		NONE			NONE
MARKET VECTORS 		COAL ETF	57060U837 	1,172	24,810	SH		SOLE		NONE			NONE
MARKET VECTORS  	NUCLEAR ENERGY	57060U704 	1,040	41,021	SH		SOLE		NONE			NONE
MARKET VECTORS 		RUSSIA ETF	57060U506 	2,645	69,761	SH		SOLE		NONE			NONE
MARKET VECTORS 		STEEL ETF	57060U308 	972	13,394	SH		SOLE		NONE			NONE
MASSEY ENERGY CORP 	COM		576206106 	416	7,760	SH		SOLE		NONE			NONE
MCDONALD'S CORP		COM		58013510  	605	7,887	SH		SOLE		NONE			NONE
MICROSOFT CORP		COM		594918104 	322	11,549	SH		SOLE		NONE			NONE
NORFOLK SOUTHERN CORP	COM		655844108	282	4,495	SH		SOLE		NONE			NONE
NYSE EURONEXT		COM		629491101 	386	12,889	SH		SOLE		NONE			NONE
OCCIDENTAL PETROLEUM 	COM		674599105 	485	4,939	SH		SOLE		NONE			NONE
ONEOK INC 		COM		682680103	594	10,717	SH		SOLE		NONE			NONE
PHILIP MORRIS INTL INC 	COM		718172109 	974	16,646	SH		SOLE		NONE			NONE
POWERSHARES 		DYNAMIC MEDIA	73935X823 	174	12,520	SH		SOLE		NONE			NONE
POWERSHARES 		INSD NATL MUNI	73936T474 	355	15,750	SH		SOLE		NONE			NONE
POWERSHARES		 QQQ		73935A104 	1,282	23,533	SH		SOLE		NONE			NONE
PPG INDUSTRIES INC	COM		693506107 	225	2,680	SH		SOLE		NONE			NONE
PPL CORP 		COM		69351T106 	512	19,438	SH		SOLE		NONE			NONE
PRAXAIR INC		COM		74005P104 	635	6,652	SH		SOLE		NONE			NONE
PROCTER & GAMBLE CO	COM		742718109 	1,161	18,049	SH		SOLE		NONE			NONE
PROSHARES 		SHORT MSCI EMER 74347R396 	291	9,493	SH		SOLE		NONE			NONE
PROSHARES  		ULTRASHTFTSE/X	74347X567 	300	9,973	SH		SOLE		NONE			NONE
PRUDENTIAL FINANCIAL 	COM		744320102 	403	6,862	SH		SOLE		NONE			NONE
PUBLIC SVC ENTERPRISES 	COM		744573106 	229	7,200	SH		SOLE		NONE			NONE
RYDEX ETF TRUST		S&P 500 EQ TRD	78355W106 	3,144	66,461	SH		SOLE		NONE			NONE
SPDR INDEX SHS FDS	S&P INTL SMLCP	78463X871 	1,503	48,748	SH		SOLE		NONE			NONE
SPDR INDEX SHS FDS	KBW BANK	78464A797 	1,773	68,434	SH		SOLE		NONE			NONE
SPDR INDEX SHS FDS	KBW RGNL BANK 	78464A698 	2,165	81,871	SH		SOLE		NONE			NONE
SPDR INDEX SHS FDS	S&P 500 ETF	78462F103  	285	2,265	SH		SOLE		NONE			NONE
SPDR INDEX SHS FDS	S&P DIVIDEND 	78464A763 	1,398	26,904	SH		SOLE		NONE			NONE
SPDR INDEX SHS FDS	S&P HOMEBUILDERS78464A888 	928	53,379	SH		SOLE		NONE			NONE
SPDR INDEX SHS FDS	S&P METALS & MIN78464A755 	761	11,065	SH		SOLE		NONE			NONE
SPDR INDEX SHS FDS	S&P MIDCAP 400 	78467Y107 	3,171	19,253	SH		SOLE		NONE			NONE
SPDR INDEX SHS FDS	S&P OIL & GAS 	78464A730 	2,539	48,125	SH		SOLE		NONE			NONE
SPDR INDEX SHS FDS	S&P RETAIL	78464A714 	973	20,113	SH		SOLE		NONE			NONE
THERMO FISHER SCIENTIFICCOM		883556102 	313	5,650	SH		SOLE		NONE			NONE
TIME WARNER CABLE INC	COM		88732J207 	222	3,360	SH		SOLE		NONE			NONE
TORONTO DOMINION BK 	COM		891160509	361	4,852	SH		SOLE		NONE			NONE
UNITED PARCEL SVC INC 	COM		911312106 	669	9,216	SH		SOLE		NONE			NONE
VANGUARD 		EMERG MKTS 	922042858 	985	20,455	SH		SOLE		NONE			NONE
VANGUARD REIT 		COM		922908553 	265	4,790	SH		SOLE		NONE			NONE
VERIZON COMMUNICATIONS	COM		92343V104 	225	6,280	SH		SOLE		NONE			NONE
WILLIAMS COS INC	COM		969457100 	261	10,575	SH		SOLE		NONE			NONE
WISDOMTREE MIDCAP DIVID	COM		97717W505 	242	4,771	SH		SOLE		NONE			NONE
WISDOMTREE SMCAP DIV	COM		97717W604 	235	4,965	SH		SOLE		NONE			NONE
ZIONS BANCORP		COM		989701107 	344	14,196	SH		SOLE		NONE			NONE